Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 1.8%
Raytheon Technologies Corp	3,857	$446,332
Air Freight & Logistics – 1.6%
United Parcel Service Inc	3,126	394,189
Banks – 6.8%
JPMorgan Chase & Co	4,611	1,105,303
PNC Financial Services Group Inc/The	1,712	330,159
US Bancorp	5,068	242,402
		1,677,864
Beverages – 1.2%
Coca-Cola Co	4,665	290,443
Biotechnology – 5.2%
AbbVie Inc	3,117	553,891
Amgen Inc	1,493	389,135
Gilead Sciences Inc	3,888	359,135
		1,302,161
Building Products – 1.5%
Trane Technologies PLC	1,006	371,566
Capital Markets – 10.8%
CME Group Inc	3,838	891,299
Goldman Sachs Group Inc	1,196	684,853
Intercontinental Exchange Inc	2,102	313,219
Morgan Stanley	6,351	798,448
		2,687,819
Consumer Finance – 2.6%
American Express Co	2,203	653,828
Diversified Telecommunication Services – 2.1%
Verizon Communications Inc	13,100	523,869
Electric Utilities – 4.1%
American Electric Power Co Inc	5,222	481,625
Xcel Energy Inc	8,027	541,983
		1,023,608
Electrical Equipment – 1.6%
Eaton Corp PLC	1,222	405,545
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp	2,573	178,695
Entertainment – 1.5%
Walt Disney Co	3,362	374,359
Food & Staples Retailing – 1.6%
Sysco Corp	5,023	384,059
Health Care Equipment & Supplies – 4.3%
Abbott Laboratories	4,527	512,049
Medtronic PLC	6,960	555,965
		1,068,014
Health Care Providers & Services – 2.7%
UnitedHealth Group Inc	1,337	676,335
Hotels, Restaurants & Leisure – 3.5%
Las Vegas Sands Corp	4,211	216,277
Marriott International Inc/MD - Class A	908	253,278
McDonald's Corp	1,352	391,931
		861,486
Household Durables – 1.4%
Garmin Ltd	1,738	358,480
Household Products – 1.6%
Procter & Gamble Co	2,407	403,534
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	803	110,710
Industrial Conglomerates – 1.9%
3M Co	2,503	323,112
Honeywell International Inc	682	154,057
		477,169
Industrial Real Estate Investment Trusts (REITs) – 1.9%
Prologis Inc	4,410	466,137

	Shares	Value
Common Stocks – (continued)
Information Technology Services – 4.3%
Accenture PLC	856	$301,132
International Business Machines Corp	3,508	771,164
		1,072,296
Insurance – 3.8%
Marsh & McLennan Cos Inc	1,909	405,491
Travelers Cos Inc	2,190	527,549
		933,040
Interactive Media & Services – 2.3%
Alphabet Inc - Class C	1,487	283,184
Meta Platforms Inc - Class A	480	281,045
		564,229
Machinery – 1.2%
Cummins Inc	837	291,778
Multi-Utilities – 1.0%
WEC Energy Group Inc	2,563	241,024
Oil, Gas & Consumable Fuels – 5.5%
Chevron Corp	5,389	780,543
ConocoPhillips	5,825	577,665
		1,358,208
Pharmaceuticals – 2.8%
Johnson & Johnson	4,882	706,035
Professional Services – 3.7%
Booz Allen Hamilton Holding Corp	2,261	290,990
Paychex Inc	4,472	627,064
		918,054
Semiconductor & Semiconductor Equipment – 4.7%
Broadcom Inc	4,261	987,870
NXP Semiconductors NV	907	188,520
		1,176,390
Software – 2.3%
Microsoft Corp	599	252,479
Oracle Corp	1,963	327,114
		579,593
Specialized Real Estate Investment Trusts (REITs) – 1.5%
Equinix Inc	395	372,442
Specialty Retail – 1.7%
Home Depot Inc	1,054	409,995
Technology Hardware, Storage & Peripherals – 1.1%
Dell Technologies Inc	2,426	279,572
Textiles, Apparel & Luxury Goods – 1.3%
NIKE Inc - Class B	4,323	327,121
Tobacco – 1.8%
Philip Morris International Inc	3,658	440,240
Total Common Stocks (cost $22,344,090)		24,806,219
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $126,035)	126,009	126,035
Total Investments (total cost $22,470,125) – 100.4%		24,932,254
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(93,314)
Net Assets – 100%		$24,838,940

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$44,759	$3,040,165	$(2,958,889)	$(3)	$3	$126,035	126,009	$1,209

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$24,806,219	$-	$-
Investment Companies	-	126,035	-
Total Assets	$24,806,219	$126,035	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70544 02-25